STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed balance sheets of the parent company (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 12, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 19,413,202	$ 2,814,650		¥ 20,446,104	$ 2,964,406	¥ 40,969,979	¥ 24,319,332
Short-term Investments	35,485,908	5,144,973		29,402,661
Prepayments, receivables and other assets	4,057,843	588,333		3,129,950
Non-current assets:
Long-term investments, net	17,925,653	2,598,975		17,038,171
TOTAL ASSETS	109,347,347	15,853,875		100,318,865
Current liabilities
Accrued expenses and other current liabilities	4,118,068	597,063		3,451,197
TOTAL LIABILITIES	40,292,909	5,841,924		33,263,372
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 24,114,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares. 2,705,911,235 and 3,601,547,279 Class A ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively; 885,301,280 and 156,426,896 Class B ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively)	487	71		489
Treasury shares	(225,329)	(32,670)
Additional paid-in capital	80,302,956	11,642,834		78,972,169
Accumulated other comprehensive loss	(412,721)	(59,839)		(2,639,723)
Accumulated deficit	(11,405,850)	(1,653,693)		(9,842,846)
Total KE Holdings Inc. shareholders' equity	68,920,360	9,992,512		66,973,976
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 109,347,347	$ 15,853,875		¥ 100,318,865
Ordinary Shares, par value | $ / shares		$ 0.00002			$ 0.00002
Ordinary shares, shares authorized | shares	25,000,000,000	25,000,000,000		25,000,000,000	25,000,000,000
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares, par value | $ / shares			$ 0.00002
Ordinary shares, shares authorized | shares	24,114,698,720	24,114,698,720	24,114,698,720	24,114,698,720	24,114,698,720
Ordinary shares, shares issued | shares	3,601,547,279	3,601,547,279		2,705,911,235	2,705,911,235
Ordinary shares, shares outstanding | shares	3,601,547,279	3,601,547,279		2,705,911,235	2,705,911,235
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares, par value | $ / shares			$ 0.00002
Ordinary shares, shares authorized | shares	885,301,280	885,301,280	885,301,280	885,301,280	885,301,280
Ordinary shares, shares issued | shares	156,426,896	156,426,896		885,301,280	885,301,280
Ordinary shares, shares outstanding | shares	156,426,896	156,426,896		885,301,280	885,301,280
Parent
Current assets:
Cash and cash equivalents	¥ 12,818			¥ 55,235
Short-term Investments	7,372,995			81,906
Amounts due from subsidiaries and VIEs	1,226,906			1,997,867
Prepayments, receivables and other assets	13,927			55,320
Non-current assets:
Investment in subsidiaries	56,064,739			58,670,038
Net assets of the VIEs	3,716,231			3,619,026
Long-term investments, net	516,873			2,527,253
TOTAL ASSETS	68,924,489			67,006,645
Current liabilities
Accrued expenses and other current liabilities	4,129			32,669
TOTAL LIABILITIES	4,129			32,669
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 24,114,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares. 2,705,911,235 and 3,601,547,279 Class A ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively; 885,301,280 and 156,426,896 Class B ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively)	487			489
Treasury shares	(225,329)
Additional paid-in capital	80,302,956			78,972,169
Accumulated other comprehensive loss	(412,721)			(2,639,723)
Accumulated deficit	(10,745,033)			(9,358,959)
Total KE Holdings Inc. shareholders' equity	68,920,360			66,973,976
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 68,924,489			¥ 67,006,645
Ordinary Shares, par value | $ / shares		$ 0.00002			$ 0.00002
Ordinary shares, shares authorized | shares	25,000,000,000	25,000,000,000		25,000,000,000	25,000,000,000
Parent | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | shares	24,114,698,720	24,114,698,720		24,114,698,720	24,114,698,720
Ordinary shares, shares issued | shares	3,601,547,279	3,601,547,279		2,705,911,235	2,705,911,235
Ordinary shares, shares outstanding | shares	3,601,547,279	3,601,547,279		2,705,911,235	2,705,911,235
Parent | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | shares	885,301,280	885,301,280		885,301,280	885,301,280
Ordinary shares, shares issued | shares	156,426,896	156,426,896		885,301,280	885,301,280
Ordinary shares, shares outstanding | shares	156,426,896	156,426,896		885,301,280	885,301,280